CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (DETAILS 2)	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Customer A [Member]
Accounts Receivable Percentage	33.00%	[1]	25.10%	[1]	22.20%	[1]
Customer B [Member]
Accounts Receivable Percentage	12.00%	[1]		[1]		[1]
Customer C [Member]
Accounts Receivable Percentage		[2]	16.40%	[2]	15.10%	[2]
Customer D [Member]
Accounts Receivable Percentage	11.70%	[3]		[3]	13.40%	[3]
Customer E [Member]
Accounts Receivable Percentage		[2]	11.30%	[2]		[2]

[1]	Sales to these customers were reported in both of the Metal Stamping and Mechanical OEM and Electric OEM operating segments.
[2]	Sales to this customer were reported in the Electric OEM operating segment.
[3]	Sales to this customer were reported in the Metal Stamping and Mechanical OEM operating segment.